Convertible 2015 Notes Payable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Beginning balance	$ 4,110,000	$ 1,947,000	$ 1,947,000
Amortization of debt discount and deferred financing costs	2,483,000	1,921,000	2,247,000	$ 720,000
Additional debt discount-March warrants	1,497,000		791,000
Additional debt discount-February warrants	(148,000)
Additional debt discount-warrant modification	(206,000)
Ending balance	4,519,000		4,110,000	1,947,000
Less: Current Portion	(4,519,000)
Long Term Portion
Debt [Member]
Debt Instrument [Line Items]
Beginning balance	5,000,000
Amortization of debt discount and deferred financing costs
Additional debt discount-March warrants
Additional debt discount-February warrants
Additional debt discount-warrant modification
Ending balance	5,000,000		5,000,000
Less: Current Portion	(5,000,000)
Long Term Portion
Debt Discount [Member]
Debt Instrument [Line Items]
Beginning balance	(791,000)	(2,750,000)	(2,750,000)
Amortization of debt discount and deferred financing costs	2,186,000		2,043,000
Additional debt discount-March warrants	(1,497,000)		(791,000)
Additional debt discount-February warrants	(148,000)
Additional debt discount-warrant modification	(206,000)
Ending balance	(456,000)		(791,000)	(2,750,000)
Less: Current Portion	456,000
Long Term Portion
Offering Costs [Member]
Debt Instrument [Line Items]
Beginning balance	(99,000)	$ (303,000)	(303,000)
Amortization of debt discount and deferred financing costs	74,000		204,000
Additional debt discount-March warrants
Additional debt discount-February warrants
Additional debt discount-warrant modification
Ending balance	(25,000)		$ (99,000)	$ (303,000)
Less: Current Portion	25,000
Long Term Portion
Unsecured Debt [Member]
Debt Instrument [Line Items]
Less: Current Portion	(725,000)
Long Term Portion
Unsecured Debt [Member] | Debt [Member]
Debt Instrument [Line Items]
Less: Current Portion	(1,250,000)
Long Term Portion
Unsecured Debt [Member] | Debt Discount [Member]
Debt Instrument [Line Items]
Less: Current Portion	507,000
Long Term Portion
Unsecured Debt [Member] | Offering Costs [Member]
Debt Instrument [Line Items]
Less: Current Portion	18,000
Long Term Portion